Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001759136
Registrant Name	Blue Hat Interactive Entertainment Technology
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A